UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	September 30, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		48,496,483

Form 13F Information Table Value Total:		$1,670,296,411



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agnico-Eagle Mines
COM
008474108
50,877,346
713,500
713,500
N/A
N/A

N/A
713,500
N/A
Agrium Inc.
COM
008916108
44,883,840
596,426
596,426
N/A
N/A

N/A
596,426
N/A
Aurizon Mines Ltd.
COM
05155P106
1,211,191
175,000
175,000
N/A
N/A

N/A
175,000
N/A
Bank of Montreal
COM
063671101
4,226,828
72,900
72,900
N/A
N/A

N/A
72,900
N/A
Bank of Nova Scotia
COM
064149107
101,779,981
1,901,147
1,901,147
N/A
N/A

N/A
1,901,147
N/A
Barrick Gold Corp.
COM
067901108
98,084,732
2,116,093
2,116,093
N/A
N/A

N/A
2,116,093
N/A
BCE Inc.
COM NEW
05534B760
35,296,213
1,081,500
1,081,500
N/A
N/A

N/A
1,081,500
N/A
Cameco Corp.
COM
13321L108
26,800,975
961,321
961,321
N/A
N/A

N/A
961,321
N/A
Canadian Imperial Bank of Commerce
COM
136069101
82,639,737
1,135,646
1,135,646
N/A
N/A

N/A
1,135,646
N/A
Canadian National Railway
COM
136375102
72,202,776
1,125,672
1,125,672
N/A
N/A

N/A
1,125,672
N/A
Canadian Natural Resources Ltd.
COM
136385101
81,114,739
2,338,060
2,338,060
N/A
N/A

N/A
2,338,060
N/A
Cenovus Energy Inc.
COM
15135U109
37,735,189
1,308,234
1,308,234
N/A
N/A

N/A
1,308,234
N/A
CGI Group Class A
CL A SUB VTG
39945C109
34,218,880
2,266,200
2,266,200
N/A
N/A

N/A
2,266,200
N/A
EnCana Corp.
COM
292505104
60,683,886
2,002,334
2,002,334
N/A
N/A

N/A
2,002,334
N/A
Gildan Activewear Class A
COM
375916103
29,714,385
1,053,300
1,053,300
N/A
N/A

N/A
1,053,300
N/A
Great Basin Gold Ltd.
COM
390124105
1,169,762
480,000
480,000
N/A
N/A

N/A
480,000
N/A
IESI-BFC
COM
44951D108
991,991
43,230
43,230
N/A
N/A

N/A
43,230
N/A
Kinross Gold Corp.
COM NO PAR
496902404
84,052,878
4,467,650
4,467,650
N/A
N/A

N/A
4,467,650
N/A
Magna International Inc. Class A
COM
559222401
42,164,631
512,313
512,313
N/A
N/A

N/A
512,313
N/A
Manulife Financial Corp.
COM
56501R106
33,591,445
2,654,837
2,654,837
N/A
N/A

N/A
2,654,837
N/A
Open Text Corp.
COM
683715106
25,897,119
547,200
547,200
N/A
N/A

N/A
547,200
N/A
Potash Corp. of Saskatchewan
COM
73755L107
53,512,337
372,199
372,199
N/A
N/A

N/A
372,199
N/A
Precision Drilling Corp.
COM
74022D308
27,943,138
4,083,400
4,083,400
N/A
N/A

N/A
4,083,400
N/A
Research In Motion
COM
760975102
52,461,100
1,074,196
1,074,196
N/A
N/A

N/A
1,074,196
N/A
Rogers Comm Inc. Class B
CL B
775109200
20,256,219
539,596
539,596
N/A
N/A

N/A
539,596
N/A
Royal Bank of Canada
COM
780087102
137,175,930
2,625,899
2,625,899
N/A
N/A

N/A
2,625,899
N/A
Silver Standard Resources
COM
82823L106
839,903
42,030
42,030
N/A
N/A

N/A
42,030
N/A
Smart Technologies Inc.
CL A SUB VTG S
83172R108
400,005
29,500
29,500
N/A
N/A

N/A
29,500
N/A
Stantec Inc.
COM
85472N109
1,044,971
39,310
39,310
N/A
N/A

N/A
39,310
N/A
Sun Life Financial Inc.
COM
866796105
33,488,889
1,276,173
1,276,173
N/A
N/A

N/A
1,276,173
N/A
Suncor Energy Inc.
COM
867224107
101,041,826
3,094,142
3,094,142
N/A
N/A

N/A
3,094,142
N/A
Talisman Energy Inc.
COM
87425E103
54,199,292
3,088,908
3,088,908
N/A
N/A

N/A
3,088,908
N/A
Taseko Mines Ltd
COM
876511106
698,786
135,000
135,000
N/A
N/A

N/A
135,000
N/A
Teck Resources Ltd.
CL B
878742204
58,383,820
1,415,242
1,415,242
N/A
N/A

N/A
1,415,242
N/A
Thompson Creek Metals Company Inc.
COM
884768102
1,109,270
102,610
102,610
N/A
N/A

N/A
102,610
N/A
Thomson Reuters Corporation
COM
884903105
44,536,315
1,181,168
1,181,168
N/A
N/A

N/A
1,181,168
N/A
Toronto-Dominion Bank
COM NEW
891160509
133,866,086
1,844,547
1,844,547
N/A
N/A

N/A
1,844,547
N/A



1,670,296,411
48,496,483
48,496,483




48,496,483